FINANCE EXPENSE	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
FINANCE EXPENSE	FINANCE EXPENSE

	Year ended December 31,
	2022	2021
Interest accretion on convertible loans	$7,695	$262
Interest accretion on Gold Prepay Agreement	6,720	—
Interest accretion on Silver Purchase Agreement	2,692	—
Amortization of finance costs	353	—
Environmental rehabilitation accretion	3,001	307
Interest paid	27	76
Total finance expense	$20,488	$645